Assets Held for Sale - Details of Assets Held For Sale and Related Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Asset
Inventories	₩ 14,179,167	₩ 14,557,419
Property, plant and equipment	39,846,828	35,206,248	₩ 31,781,196
Assets held for sale	608,758	406,945
Liability
Liability held for sale		141,890
Assets held for sale and related liabilities [member]
Asset
Trade accounts and notes receivable and other receivables		728
Inventories		39,054
Other financial assets	604,439	119,881
Property, plant and equipment	4,319	149,612
Intangible assets		97,372
Others		298
Assets held for sale	₩ 608,758	406,945
Liability
Other payables		22,180
Provisions		119,710
Liability held for sale		₩ 141,890